UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS
(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY 12207-1002
(Address of principal executive offices) (Zip code)

Peter J. McMillen
Nine Elk Street, Albany, NY 12207-1002
(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

1. Reports to Stockholders.

Paradigm Value Fund

TICKER: PVFAX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Paradigm Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Paradigm Value Fund	$69	1.42%
[1]	Annualized.
Management's Discussion of Fund Performance

The Fund decreased 4.94% in the first half of 2025, compared to a 3.16% decrease for its benchmark, the Russell 2000 Value Index.  Since inception (January 1, 2003) on an annualized basis, the Fund has returned 11.33%, compared to 8.83% for the benchmark.

The Materials sector was the largest contributor to the portfolio in the first half of 2025. Our strong stock selection and overweight allocation in the Information Technology sector resulted in the sector being another positive contributor to the overall portfolio.

Health Care was the largest detractor to the portfolio in the first half of 2025 due to stock-specific challenges in the Health Care Equipment and Supplies industry. Secondarily there was underperformance in the Life Science Tools & Services industry driven by NIH research funding cuts that began in February and ensuing industry uncertainty.

How did the Fund perform over the past 10 years?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Value Fund	1.18%	12.15%	8.61%
S&P 500® Index	15.16%	16.64%	13.65%
Russell 2000® Value Index	5.54%	12.47%	6.72%
Fund Statistics
Net Assets ($)	$44,269,115
Number of Portfolio Holdings	47
Portfolio Turnover Rate (%)	15%
Total Advisory Fees Paid ($)	$318,356

1

What did the Fund invest in?
Top 10 Holdings	% of Total Investments
EMCOR Group Inc.	8.7%
A10 Networks, Inc.	4.8%
Addus HomeCare Corporation	4.6%
Sensient Technologies Corporation	3.9%
RadNet, Inc.	3.6%
Mid-America Apartment Communities Inc.	3.5%
Kulicke & Soffa Industries Inc.	3.5%
TD SYNNEX Corporation	3.3%
Kforce Inc.	3.3%
Enovis Corporation	2.8%
Sectors (% of Total Investments)

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more information, you may review the Fund's prospectus dated May 1, 2025, which is available at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/ or upon request at 1-800-595-3044.

Effective May 1, 2025, the Advisor contractually reduced the investment management fee to 1.25%.

Availability of Additional Information about the Fund

Additional information is available at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/, including its:

  Prospectus

  Holdings

  Fund Commentary

  Financial Information

  Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-595-3044 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Paradigm Select Fund

TICKER: PFSLX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Paradigm Select Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.

This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Paradigm Select Fund	$55	1.15%
[1]	Annualized.
Management's Discussion of Fund Performance

The Fund depreciated 5.89% in the first half of 2025, compared to an increase of 0.44% for its benchmark, the Russell 2500 Index.  Since inception (January 1, 2005) on an annualized basis, the Fund has returned 9.72%, compared to 8.58% for the benchmark.

The Materials sector was the largest contributor to the portfolio in the first half of 2025. The sector outperformed, returning 53.29% versus (0.05%) for the benchmark.

Health Care was the largest detractor to the portfolio in the first half of 2025 due to stock-specific challenges in the Health Care Equipment and Supplies industry. Secondarily there was underperformance in the Life Science Tools & Services industry driven by NIH research funding cuts that began in February and ensuing industry uncertainty.

How did the Fund perform over the past 10 years?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Select Fund	1.49%	12.82%	10.26%
S&P 500® Index	15.16%	16.64%	13.65%
Russell 2500® Index	9.91%	11.44%	8.39%
Fund Statistics
Net Assets ($)	$114,216,064
Number of Portfolio Holdings	47
Portfolio Turnover Rate (%)	10%
Total Advisory Fees Paid ($)	$680,196
Total Advisory Fees Before Waiver ($)	$822,499

1

What did the Fund invest in?
Top 10 Holdings	% of Total Investments
EMCOR Group Inc.	11.1%
Natera, Inc.	10.2%
Marvell Technology, Inc.	5.1%
Globus Medical, Inc. - Class A	4.5%
Builders FirstSource, Inc.	4.4%
Carpenter Technology Corporation	3.8%
Garmin Ltd.	3.5%
Zurn Elkay Water Solutions Corporation	3.3%
Boise Cascade Company	3.2%
Teradyne, Inc.	2.6%
Sectors (% of Total Investments)

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more information, you may review the Fund's prospectus dated May 1, 2025, which is available at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/ or upon request at 1-800-595-3044.

Effective May 1, 2025, the Advisor contractually reduced the investment management fee to 1.15%.

Availability of Additional Information about the Fund

Additional information is available at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/, including its:

  Prospectus

  Holdings

  Fund Commentary

  Financial Information

  Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-595-3044 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Paradigm Micro-Cap Fund

TICKER: PVIVX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Paradigm Micro-Cap Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/. You can also request this information by contacting us at 1-800-595-3044.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment[1]
Paradigm Micro-Cap Fund	$59	1.25%
[1]	Annualized.
Management's Discussion of Fund Performance

The Fund decreased 10.59% in the first half of 2025, compared to a decrease of 1.10% for its benchmark, the Russell Microcap Index. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 8.81%, compared to 6.66% for the benchmark.

Due to the overall weakness of equities in the first half of 2025, there were no material contributing sectors in the portfolio.

Health Care was the largest detractor to the portfolio in the first half of 2025 due to stock-specific challenges in the Health Care Equipment and Supplies and Health Care Equipment and Services industries, partially offset by strong stock selection in the Health Care Provider & Services industry.

How did the Fund perform over the past 10 years?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Year	10 Year
Paradigm Micro-Cap Fund	-4.96%	13.27%	9.85%
S&P 500® Index	15.16%	16.64%	13.65%
Russell Microcap® Index	13.40%	9.30%	6.03%
Fund Statistics
Net Assets ($)	$136,108,062
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	36%
Total Advisory Fees Paid ($)	$912,497
What did the Fund invest in?
Top 10 Holdings	% of Total Investments
Modine Manufacturing Company	8.7%
Goldman Sachs FS Government Fund Institutional Class	7.0%
The Ensign Group, Inc.	4.5%
Insight Enterprises, Inc.	4.1%
Integra LifeSciences Holdings Corporation	4.0%
Orthofix Medical, Inc.	3.6%
Enovis Corporation	3.2%
Enviri Corp.	3.2%
Extreme Networks, Inc.	3.2%
Kadant Inc.	3.0%

1

Sectors (% of Total Investments)

Availability of Additional Information about the Fund

Additional information is available at https://www.paradigmcapital.com/paradigm-capital-products/fact-sheets-forms-filings/, including its:

  Prospectus

  Holdings

  Fund Commentary

  Financial Information

  Proxy Voting information

Important Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-595-3044 and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

Paradigm Value Fund

		Schedule of Investments
		June 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Communications Services, NEC
10,000	Calix, Inc. *	$ 531,900	1.20%

Computer Communications Equipment
109,600	A10 Networks, Inc.	2,120,760
40,000	Extreme Networks, Inc. *	718,000
		2,838,760	6.41%

Computer Peripheral Equipment, NEC
80,000	Xerox Holdings Corporation	421,600	0.95%

Electrical Work
7,200	EMCOR Group Inc.	3,851,208	8.70%

In Vitro & In Vivo Diagnostic Substances
31,200	QuidelOrtho Corporation *	899,184	2.03%

Industrial Organic Chemicals
17,500	Sensient Technologies Corporation	1,724,100	3.89%

Laboratory Analytical Instruments
12,500	Revvity, Inc.	1,209,000	2.73%

Measuring & Controlling Devices, NEC
4,000	Onto Innovation Inc. *	403,720	0.91%

Motor Vehicle Parts & Accessories
10,000	Modine Manufacturing Company *	985,000	2.23%

National Commercial Banks
32,000	First Merchants Corporation	1,225,600
9,000	National Bank Holdings Corporation - Class A	338,490
		1,564,090	3.53%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
40,000	Enovis Corporation *	1,254,400	2.83%

Printed Circuit Boards
4,000	Jabil, Inc.	872,400	1.97%

Retail - Apparel & Accessory Stores
78,500	Zumiez Inc. *	1,040,910	2.35%

Retail - Catalog & Mail-Order Houses
4,000	Insight Enterprises, Inc. *	552,340	1.25%

Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.	650,312	1.47%

Semiconductors & Related Devices
44,600	Kulicke & Soffa Industries Inc. (Singapore)	1,543,160
20,000	Penguin Solutions, Inc. *	396,200
11,700	Qorvo, Inc. *	993,447
		2,932,807	6.63%

Services - Advertising
1,575	Angi Inc. - Class A *	24,035	0.06%

Services - Business Services, NEC
5,900	Concentrix Corporation	311,844
200,000	Conduent Incorporated *	528,000
		839,844	1.90%

Services - Help Supply Services
35,200	Kforce Inc.	1,447,776	3.27%

Services - Home Health Care Services
17,800	Addus HomeCare Corporation *	2,050,382	4.63%

Services - Medical Laboratories
27,700	RadNet, Inc. *	1,576,407	3.56%

Services - Prepackaged Software
6,666	Consensus Cloud Solutions Inc. *	153,718	0.35%

Services - Services, NEC
100,000	Enviri Corporation *	868,000	1.96%

Services - Skilled Nursing Care Facilities
6,000	The Ensign Group, Inc.	925,560	2.09%

Special Industry Machinery (No Metalworking Machinery)
3,500	Kadant Inc.	1,111,075	2.51%

Special Industry Machinery, NEC
26,800	Azenta, Inc. *	824,904
30,000	Veeco Instruments Inc. *	609,600
		1,434,504	3.24%

State Commercial Banks
6,000	Banner Corporation	384,900
22,000	Renasant Corporation	790,460
		1,175,360	2.66%

Surgical & Medical Instruments & Apparatus
80,000	Integra Lifesciences Holdings Corporation *	981,600
80,000	Orthofix Medical Inc. *	892,000
60,000	Tactile Systems Technology, Inc. *	608,400
		2,482,000	5.61%

Telegraph & Other Message Communications
7,200	Ziff Davis, Inc. *	217,944	0.49%

Telephone & Telegraph Apparatus
40,000	ADTRAN Holdings, Inc. *	358,800
4,000	Fabrinet (Thailand) *	1,178,720
		1,537,520	3.47%

Transportation Services
5,800	GATX Corp.	890,648	2.01%

Water, Sewer, Pipeline, Comm & Power Line Construction
5,000	Primoris Services Corporation	389,700	0.88%

Wholesale - Computers & Peripheral Equipment & Software
10,832	TD SYNNEX Corporation	1,469,902	3.32%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
100,000	Owens & Minor, Inc. *	910,000	2.06%

Women's, Misses': and Juniors Outerwear
20,000	J.Jill, Inc.	292,800	0.66%

Total for Common Stocks (Cost $19,296,089)		41,528,906	93.81%

REAL ESTATE INVESTMENT TRUSTS
10,450	Mid-America Apartment Communities Inc.	1,546,705	3.50%
Total for Real Estate Investment Trusts (Cost $292,494)

MONEY MARKET FUNDS
1,103,938	Goldman Sachs Financial Square Government Fund
	Institutional Class - 4.22% **	1,103,938	2.49%
Total for Money Market Funds (Cost $ 1,103,938)

Total Investment Securities		44,179,549	99.80%
	(Cost $20,692,521)

Other Assets in Excess of Liabilities		89,566	0.20%

Net Assets		$ 44,269,115	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at June 30, 2025.
The accompanying notes are an integral part of these financial statements.

Paradigm Select Fund

		Schedule of Investments
		June 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Communications Equipment, NEC
24,600	Lumentum Holdings Inc. *	$ 2,338,476	2.05%

Electrical Work
23,600	EMCOR Group Inc.	12,623,404	11.05%

Electromedical & Electrotherapeutic Apparatus
12,200	Integer Holdings Corporation *	1,500,234
10,200	Masimo Corporation *	1,715,844
		3,216,078	2.81%

Fire, Marine & Casualty Insurance
6,450	American Financial Group, Inc.	814,054	0.71%

General Industrial Machinery & Equipment
102,300	Zurn Elkay Water Solutions Corporation	3,741,111	3.27%

In Vitro & In Vivo Diagnostic Substances
62,390	QuidelOrtho Corporation *	1,798,080	1.57%

Industrial Organic Chemicals
27,100	Sensient Technologies Corporation	2,669,892	2.34%

Instruments for Measurement & Testing of Electricity & Electric Signals
33,650	Teradyne, Inc.	3,025,808	2.65%

Laboratory Analytical Instruments
25,000	Revvity, Inc.	2,418,000	2.12%

Measuring & Controlling Devices, NEC
12,000	Onto Innovation Inc. *	1,211,160	1.06%

Miscellaneous Manufacturing Industries
16,600	Hillenbrand, Inc.	333,162	0.29%

Motors & Generators
12,200	Regal Rexnord Corporation	1,768,512	1.55%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
40,000	Enovis Corporation *	1,254,400	1.10%

Plastics Products
15,000	Entegris, Inc.	1,209,750	1.06%

Printed Circuit Boards
13,400	Jabil, Inc.	2,922,540	2.56%

Retail - Catalog & Mail-Order Houses
10,000	Insight Enterprises, Inc. *	1,380,850	1.21%

Retail - Family Clothing Stores
62,000	American Eagle Outfitters, Inc.	596,440	0.52%

Retail - Lumber & Other Building Materials Dealers
42,700	Builders FirstSource, Inc. *	4,982,663	4.36%

Retail - Radio, TV & Consumer Electronics Stores
41,900	Best Buy Co., Inc.	2,812,747	2.46%

Search, Detection, Navigation, Guidance, Aeronautical Systems
19,075	Garmin Ltd. (Switzerland)	3,981,334	3.49%

Semiconductors & Related Devices
80,175	Kulicke & Soffa Industries Inc. (Singapore)	2,774,055
75,700	Marvell Technology, Inc.	5,859,180
20,000	Penguin Solutions, Inc. *	396,200
12,800	Qorvo, Inc. *	1,086,848
		10,116,283	8.86%

Services - Business Services, NEC
20,000	Concentrix Corporation	1,057,100	0.93%

Services - Help Supply Services
77,625	Kelly Services, Inc. - Class A	908,989
68,325	Kforce Inc.	2,810,207
		3,719,196	3.26%

Services - Medical Laboratories
68,800	Natera, Inc. *	11,623,072	10.18%

Services - Prepackaged Software
32,100	Progress Software Corporation	2,049,264	1.79%

Services - Services, NEC
200,000	Enviri Corporation *	1,736,000	1.52%

Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	1,542,600	1.35%

Special Industry Machinery, NEC
24,000	Axcelis Technologies, Inc. *	1,672,560
40,000	Veeco Instruments Inc. *	812,800
		2,485,360	2.18%

Steel Pipe & Tubes
18,000	ATI Inc. *	1,554,120	1.36%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
15,600	Carpenter Technology Corporation	4,311,528	3.77%

Surgical & Medical Instruments & Apparatus
86,200	Globus Medical, Inc. - Class A *	5,087,524
120,000	Integra Lifesciences Holdings Corporation *	1,472,400
80,000	Orthofix Medical Inc. *	892,000
100,000	Tactile Systems Technology, Inc. *	1,014,000
		8,465,924	7.41%

Title Insurance
5,900	Fidelity National Financial, Inc.	330,754	0.29%

Wholesale - Computers & Peripheral Equipment & Software
10,000	TD SYNNEX Corporation	1,357,000	1.19%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
10,000	EnerSys	857,700	0.75%

Wholesale - Lumber & Other Construction Materials
42,000	Boise Cascade Company	3,646,440	3.19%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
80,000	Owens & Minor, Inc. *	728,000	0.64%

Total for Common Stocks (Cost $65,570,954)		110,678,802	96.90%

REAL ESTATE INVESTMENT TRUSTS
10,350	Mid-America Apartment Communities Inc.	1,531,904	1.35%
Total for Real Estate Investment Trusts (Cost $1,225,246)

MONEY MARKET FUNDS
2,105,527	Goldman Sachs Financial Square Government Fund
	Institutional Class - 4.22% **	2,105,527	1.84%
Total for Money Market Funds (Cost $2,105,527)

Total Investment Securities		114,316,233	100.09%
	(Cost $68,901,727)

Liabilities in Excess of Other Assets		(100,169)	-0.09%

Net Assets		$ 114,216,064	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at June 30, 2025.
The accompanying notes are an integral part of these financial statements.

Paradigm Micro-Cap Fund

		Schedule of Investments
		June 30, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Communications Services, NEC
60,000	Calix, Inc. *	$ 3,191,400	2.34%

Computer Communications Equipment
200,000	A10 Networks, Inc.	3,870,000
240,000	Extreme Networks, Inc. *	4,308,000
		8,178,000	6.01%

Computer Peripheral Equipment, NEC
500,000	Xerox Holdings Corporation	2,635,000	1.94%

Household Audio & Video Equipment
149,200	Arlo Technologies, Inc. *	2,530,432	1.86%

Household Furniture
120,000	Hooker Furnishings Corporation	1,269,600	0.93%

In Vitro & In Vivo Diagnostic Substances
140,000	QuidelOrtho Corporation *	4,034,800	2.96%

Industrial Organic Chemicals
5,950	Sensient Technologies Corporation	586,194	0.43%

Measuring & Controlling Devices, NEC
40,000	Onto Innovation Inc. *	4,037,200	2.97%

Metalworking Machinery & Equipment
1,023,952	NN, Inc. *	2,150,299	1.58%

Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.	104,364	0.08%

Motor Vehicle Parts & Accessories
120,000	Modine Manufacturing Company *	11,820,000	8.68%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
140,000	Enovis Corporation *	4,390,400
10,000	Lakeland Industries, Inc.	136,100
		4,526,500	3.33%

Retail - Apparel & Accessory Stores
174,191	Zumiez Inc. *	2,309,773	1.70%

Retail - Catalog & Mail-Order Houses
40,000	Insight Enterprises, Inc. *	5,523,400	4.06%

Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	127,946	0.09%

Semiconductors & Related Devices
100,000	FormFactor, Inc. *	3,441,000
33,700	Kulicke & Soffa Industries Inc. (Singapore)	1,166,020
120,000	MaxLinear, Inc. *	1,705,200
120,000	Penguin Solutions, Inc. *	2,377,200
50,000	Ultra Clean Holdings, Inc. *	1,128,500
		9,817,920	7.21%

Services - Computer Integrated Systems Design
300,000	Ribbon Communications Inc. *	1,203,000	0.88%

Services - Health Services
100,000	The Pennant Group, Inc. *	2,985,000	2.19%

Services - Help Supply Services
55,000	Cross Country Healthcare, Inc. *	717,750
200,000	TTEC Holdings, Inc. *	962,000
		1,679,750	1.23%

Services - Home Health Care Services
19,700	Addus HomeCare Corporation *	2,269,243	1.67%

Services - Prepackaged Software
400,000	Cerence Inc. *	4,084,000
10,900	Progress Software Corporation	695,856
		4,779,856	3.51%

Services - Services, NEC
500,000	Enviri Corp. *	4,340,000	3.19%

Services - Skilled Nursing Care Facilities
40,000	The Ensign Group, Inc.	6,170,400
100,000	PACS Group, Inc. *	1,292,000
		7,462,400	5.48%

Special Industry Machinery (No Metalworking Machinery)
13,000	Kadant Inc.	4,126,850	3.03%

Special Industry Machinery, NEC
9,800	Azenta, Inc. *	301,644
200,000	Veeco Instruments Inc. *	4,064,000
		4,365,644	3.21%

Surgical & Medical Instruments & Apparatus
60,900	AtriCure, Inc. *	1,995,693
440,000	Integra Lifesciences Holdings Corporation *	5,398,800
428,896	MiMedx Group, Inc. *	2,620,554
440,000	Orthofix Medical, Inc. *	4,906,000
134,000	OrthoPediatrics Corp. *	2,878,320
300,000	Tactile Systems Technology, Inc. *	3,042,000
200,000	TELA Bio, Inc. *	388,000
189,361	Treace Medical Concepts, Inc. *	1,113,443
		22,342,810	16.43%

Telephone & Telegraph Apparatus
80,000	ADTRAN Holdings, Inc. *	717,600	0.53%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
400,000	Owens & Minor, Inc. *	3,640,000	2.67%

Women's, Misses', and Juniors Outerwear
260,000	J.Jill, Inc.	3,806,400	2.80%

Total for Common Stocks (Cost $89,251,222)		126,561,381	92.99%

CONTINGENT VALUE RIGHTS
300,000	Pacira BioSciences, Inc.Contingent Value Rights * +	102,000	0.07%
Total for Contingent Value Rights (Cost $186,000)

MONEY MARKET FUNDS
9,553,128	Goldman Sachs Financial Square Government Fund
	Institutional Class 4.22% **	9,553,128	7.02%
Total for Money Market Funds (Cost $9,553,128)

Total Investment Securities		136,216,509	100.08%

Liabilities in Excess of Other Assets		(108,447)	-0.08%

Net Assets		$ 136,108,062	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at June 30, 2025.
+ Level 3.
The accompanying notes are an integral part of these financial statements.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Paradigm Funds

Statements of Assets and Liabilities (Unaudited)	Value	Select
June 30, 2025	Fund	Fund

Assets:
Investment Securities at Fair Value*	$ 44,179,549	$114,316,233
Receivable for Fund Shares Sold	493	71,490
Receivable for Securities Sold	112,313	-
Dividends Receivable	21,919	71,159
Total Assets	44,314,274	114,458,882
Liabilities:
Payable for Fund Shares Redeemed	1,000	137,966
Payable to Advisor	44,159	104,852
Total Liabilities	45,159	242,818
Net Assets	$ 44,269,115	$114,216,064
Net Assets Consist of:
Paid In Capital	$ 14,865,816	$ 71,987,636
Total Distributable Earnings	29,403,299	42,228,428
Net Assets	$ 44,269,115	$114,216,064

Net Asset Value, Offering and Redemption Price (Note 2)	$ 52.49	$ 75.91

* Investments at Identified Cost	$ 20,692,521	$ 68,901,727

Shares Outstanding (Unlimited number of shares	843,432	1,504,665
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended June 30, 2025

Investment Income:
Dividends (Net of foreign taxes of $0 and $0, respectively)	$ 250,004	$ 593,995
Total Investment Income	250,004	593,995
Expenses:
Investment Advisor Fees	318,356	822,499
Total Expenses	318,356	822,499
Less: Expenses Waived	-	(142,303)
Net Expenses	318,356	680,196

Net Investment Loss	(68,352)	(86,201)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	5,999,515	(2,044,009)
Net Change in Net Unrealized Appreciation on Investments	(8,488,603)	(6,527,685)
Net Realized and Unrealized Gain on Investments	(2,489,088)	(8,571,694)

Net Increase in Net Assets from Operations	$ (2,557,440)	$ (8,657,895)

The accompanying notes are an integral part of these financial statements.

Paradigm Funds

Statement of Assets and Liabilities (Unaudited)	Micro-Cap
June 30, 2025	Fund

Assets:
Investment Securities at Fair Value*	$136,216,509
Receivable for Fund Shares Sold	68
Receivable for Securities Purchased	100,729
Dividends Receivable	74,200
Total Assets	136,391,506
Liabilities:
Payable for Fund Shares Redeemed	146,943
Payable to Advisor	136,501
Total Liabilities	283,444
Net Assets	$136,108,062
Net Assets Consist of:
Paid In Capital	$ 81,858,060
Total Distributable Earnings	54,250,002
Net Assets	$136,108,062

Net Asset Value, Offering and Redemption Price (Note 2)	$ 48.71

* Investments at Identified Cost	$ 98,990,350

Shares Outstanding (Unlimited number of shares	2,794,213
authorized without par value)

Statement of Operations (Unaudited)
For the six month period ended June 30, 2025

Investment Income:
Dividends (Net of foreign taxes $0)	$ 417,287
Total Investment Income	417,287
Expenses:
Investment Advisor Fees	912,497
Total Expenses	912,497

Net Investment Loss	(495,210)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	17,571,096
Net Change in Net Unrealized Appreciation on Investments	(34,830,671)
Net Realized and Unrealized Loss on Investments	(17,259,575)

Net Decrease in Net Assets from Operations	$ (17,754,785)

The accompanying notes are an integral part of these financial statements.

Paradigm Funds

Statements of Changes in Net Assets	Value Fund		Select Fund
	(Unaudited)		(Unaudited)
	1/1/2025	1/1/2024	1/1/2025	1/1/2024
	to	to	to	to
	6/30/2025	12/31/2024	6/30/2025	12/31/2024
From Operations:
Net Investment Income (Loss)	$ (68,352)	$ (243,873)	$ (86,201)	$ 16,481
Net Realized Gain (Loss) on Investments	5,999,515	6,427,259	(2,044,009)	3,637,942
Net Change in Unrealized Appreciation (Depreciation) on Investments	(8,488,603)	(85,021)	(6,527,685)	15,259,500
Net Increase (Decrease) in Net Assets from Operations	(2,557,440)	6,098,365	(8,657,895)	18,913,923

From Distributions to Shareholders:	-	(6,037,857)	-	(23,415)

From Capital Share Transactions:
Proceeds From Sale of Shares	338,272	1,635,894	6,550,205	14,562,413
Proceeds from Redemption Fees (Note 2)	231	720	3,557	10,753
Shares Issued on Reinvestment of Dividends	-	5,929,185	-	22,745
Cost of Shares Redeemed	(3,375,803)	(8,333,601)	(14,028,417)	(17,460,873)
Net Decrease from Shareholder Activity	(3,037,300)	(767,802)	(7,474,655)	(2,864,962)

Net Increase (Decrease) in Net Assets	(5,594,740)	(707,294)	(16,132,550)	16,025,546

Net Assets at Beginning of Period	49,863,855	50,571,149	130,348,614	114,323,068

Net Assets at End of Period	$44,269,115	$49,863,855	$114,216,064	$130,348,614

Share Transactions:
Issued	6,786	27,447	83,314	190,568
Reinvested	-	107,471	-	282
Redeemed	(66,342)	(139,485)	(194,707)	(228,941)
Net Decrease in Shares	(59,556)	(4,567)	(111,393)	(38,091)
Shares Outstanding Beginning of Period	902,988	907,555	1,616,058	1,654,149
Shares Outstanding End of Period	843,432	902,988	1,504,665	1,616,058

The accompanying notes are an integral part of these financial statements.

Paradigm Funds

Statements of Changes in Net Assets	Micro-Cap Fund
	(Unaudited)
	1/1/2025	1/1/2024
	to	to
	6/30/2025	12/31/2024
From Operations:
Net Investment Loss	$ (495,210)	$ (1,208,535)
Net Realized Gain on Investments	17,571,096	10,996,156
Net Change in Unrealized Appreciation (Depreciation) on Investments	(34,830,671)	10,619,147
Net Increase (Decrease) in Net Assets from Operations	(17,754,785)	20,406,768

From Distributions to Shareholders:	-	(10,148,863)

From Capital Share Transactions:
Proceeds From Sale of Shares	3,273,549	11,761,916
Proceeds from Redemption Fees (Note 2)	5,286	8,589
Shares Issued on Reinvestment of Dividends	-	10,026,592
Cost of Shares Redeemed	(17,386,762)	(17,155,302)
Net Increase (Decrease) from Shareholder Activity	(14,107,927)	4,641,795

Net Increase (Decrease) in Net Assets	(31,862,712)	14,899,700

Net Assets at Beginning of Period	167,970,774	153,071,074

Net Assets at End of Period	$136,108,062	$167,970,774

Share Transactions:
Issued	66,496	214,720
Reinvested	-	184,380
Redeemed	(355,204)	(313,391)
Net Increase (Decrease) in Shares	(288,708)	85,709
Shares Outstanding Beginning of Period	3,082,921	2,997,212
Shares Outstanding End of Period	2,794,213	3,082,921

The accompanying notes are an integral part of these financial statements.

Paradigm Value Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout each period:	1/1/2025		1/1/2024		1/1/2023		1/1/2022	1/1/2021	1/1/2020
	to		to		to		to	to	to
	6/30/2025		12/31/2024		12/31/2023		12/31/2022	12/31/2021	12/31/2020

Net Asset Value - Beginning of Period	$ 55.22		$ 55.72		$ 52.32		$ 71.43	$ 56.29	$ 48.83
Net Investment Loss (a)	(0.08)		(0.28)		(0.26)		(0.29)	(0.53)	(0.14)
Net Gain (Loss) on Investments (Realized and Unrealized)	(2.65)		7.32		7.27		(14.28)	17.56	8.81
Total from Investment Operations	(2.73)		7.04		7.01		(14.57)	17.03	8.67

Distributions (From Net Investment Income)	-		-		-		-	-	(0.04)
Distributions (From Capital Gains)	-		(7.54)		(3.61)		(4.55)	(1.91)	(1.18)
Total Distributions	-		(7.54)		(3.61)		(4.55)	(1.91)	(1.22)
Proceeds from Redemption Fees (Note 2)	-	+	-	+	-	+	0.01	0.02	0.01

Net Asset Value - End of Period	$ 52.49		$ 55.22		$ 55.72		$ 52.32	$ 71.43	$ 56.29
Total Return (b)	(4.94)%	*	12.65%		13.31%		(20.42)%	30.30%	17.78%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 44,269		$ 49,864		$ 50,571		$ 48,520	$ 76,200	$ 57,693

Ratio of Expenses to Average Net Assets	1.42%	**	1.50%		1.50%		1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average
Net Assets	(0.30)%	**	(0.47)%		(0.48)%		(0.50)%	(0.78)%	(0.32)%

Portfolio Turnover Rate	15.00%	*	25.56%		12.04%		1.87%	10.61%	11.64%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
+ Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

Paradigm Select Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout each period:	1/1/2025		1/1/2024	1/1/2023		1/1/2022	1/1/2021	1/1/2020
	to		to	to		to	to	to
	6/30/2025		12/31/2024	12/31/2023		12/31/2022	12/31/2021	12/31/2020

Net Asset Value - Beginning of Period	$ 80.66		$ 69.11	$ 54.61		$ 74.25	$ 56.71	$ 45.04
Net Investment Income (Loss) (a)	(0.05)		0.01	0.22		(0.02)	(0.19)	(0.11)
Net Gain (Loss) on Investments (Realized and Unrealized)	(4.70)		11.54	14.49		(19.64)	17.78	11.83
Total from Investment Operations	(4.75)		11.55	14.71		(19.66)	17.59	11.72

Distributions (From Net Investment Income)	-		(0.01)	(0.21)		-	-	-	+
Distributions (From Capital Gains)	-		-	-		(0.01)	(0.13)	(0.06)
Total Distributions	-		(0.01)	(0.21)		(0.01)	(0.13)	(0.06)
Proceeds from Redemption Fees (Note 2)	-	+	0.01	-	+	0.03	0.08	0.01

Net Asset Value - End of Period	$ 75.91		$ 80.66	$ 69.11		$ 54.61	$ 74.25	$ 56.71
Total Return (b)	(5.89)%	*	16.73%	26.94%		(26.44)%	31.16%	26.05%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$114,216		$130,349	$114,323		$ 93,491	$148,527	$ 64,970

Before Waiver
Ratio of Expenses to Average Net Assets	1.39%	**	1.50%	1.50%		1.50%	1.50%	1.50%
After Waiver
Ratio of Expenses to Average Net Assets (c)	1.15%	**	1.15%	1.15%		1.15%	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c)	(0.15)%	**	0.01%	0.36%		(0.04)%	(0.28)%	(0.26)%

Portfolio Turnover Rate	9.83%	*	15.11%	21.49%		29.45%	8.64%	11.10%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

Paradigm Micro-Cap Fund

Financial Highlights
	(Unaudited)
Selected data for a share outstanding throughout each period:	1/1/2025		1/1/2024		1/1/2023		1/1/2022	1/1/2021	1/1/2020
	to		to		to		to	to	to
	6/30/2025		12/31/2024		12/31/2023		12/31/2022	12/31/2021	12/31/2020

Net Asset Value - Beginning of Period	$ 54.48		$ 51.07		43.32		54.57	43.13	$ 30.91
Net Investment Loss (a)	(0.17)		(0.41)		(0.39)		(0.41)	(0.47)	(0.15)
Net Gain (Loss) on Investments (Realized and Unrealized)	(5.60)		7.31		8.14		(10.85)	12.51	14.63
Total from Investment Operations	(5.77)		6.90		7.75		(11.26)	12.04	14.48

Distributions (From Net Investment Income)	-		-		-		-	-	-
Distributions (From Capital Gains)	-		(3.49)		-		-	(0.61)	(2.26)
Total Distributions	-		(3.49)		-		-	(0.61)	(2.26)
Proceeds from Redemption Fees (Note 2)	-	+	-	+	-	+	0.01	0.01	-	+

Net Asset Value - End of Period	$ 48.71		$ 54.48		$ 51.07		$ 43.32	$ 54.57	$ 43.13
Total Return (b)	(10.59)%	*	13.52%		17.89%		(20.62)%	27.94%	46.85%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$136,108		$167,971		$153,071		$113,330	$160,046	$ 98,405

Ratio of Expenses to Average Net Assets	1.25%	**	1.25%		1.25%		1.25%	1.25%	1.25%
Ratio of Net Investment Loss to Average
Net Assets	(0.68)%	**	(0.74)%		(0.82)%		(0.92)%	(0.91)%	(0.48)%

Portfolio Turnover Rate	36.32%	*	47.87%		38.31%		34.91%	46.02%	81.04%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
+ Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
PARADIGM FUNDS
June 30, 2025
(Unaudited)

1.) ORGANIZATION
Paradigm Funds (the “Trust”) is an open-end management investment company that was organized in Ohio as a business trust on September 13, 2002, that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. Value’s investment objective is long-term capital appreciation. The Paradigm Select Fund (“Select”) commenced operations on January 1, 2005. Select’s investment objective is long-term capital appreciation. The Paradigm Micro-Cap Fund (“Micro-Cap”) commenced operations on January 1, 2008. Micro-Cap’s investment objective is long-term capital appreciation. Under normal circumstances, Micro-Cap invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. Value, Select and Micro-Cap are all diversified funds. The advisor to Value, Select and Micro-Cap (each a “Fund” and collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of a Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for a Fund is the information utilized for its day-to-day management. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated based on performance measurements. Due to the significance of oversight and their role, the Chief Executive Officer at the Adviser is deemed to be the Chief Operating Decision Maker.

The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER:
Security transactions are recorded based on the trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Funds use the highest cost basis which is a form of specific identification in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION:
Each Fund’s net asset value (the “NAV”) is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days or less of purchase. During the six month period ended June 30, 2025, proceeds from redemption fees were $231, $3,557 and $5,286 for Value, Select and Micro-Cap, respectively.

INCOME TAXES:
The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended June 30, 2025, the Funds did not incur any interest or penalties.

ESTIMATES:
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the assets or liabilities, and would be based on the best information available.

The availability of inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Committee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Committee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Valuation Committee, subject to review of the Trust's Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the underlying funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s Valuation and Fair Value Pricing Policies and Procedures, the Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act") and oversees the Valuation Committee.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of June 30, 2025:

Value:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 41,528,906	$ -	$ -	$ 41,528,906
Real Estate Investments	1,546,705	-	-	1,546,705
Money Market Funds	1,103,938	-	-	1,103,938
Total	$ 44,179,549	$ -	$ -	$ 44,179,549

Select:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 110,678,802	$ -	$ -	$ 110,678,802
Real Estate Investments	1,531,904	-	-	1,531,904
Money Market Funds	2,105,527	-	-	2,105,527
Total	$ 114,316,233	$ -	$ -	$ 114,316,233

Micro-Cap:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 126,561,381	$ -	$ -	$ 126,561,381
Contingent Value Rights	-	-	102,000	102,000
Money Market Funds	9,553,128	-	-	9,553,128
Total	$ 136,114,509	$ -	$ 102,000	$ 136,216,509

The Funds did not hold any material level 3 assets during the six month period ended June 30, 2025. As of June 30, 2025, level 3 contingent value rights held in Micro-Cap represented 0.07% of the Fund's net assets. A reconciliation of level 3 investments, including certain disclosures related to significant inputs used in valuing level 3 investments, is therefore excluded.

The Funds did not invest in derivative instruments during the six month period ended June 30, 2025.

4.) INVESTMENT ADVISORY AGREEMENTS
The Trust, with respect to each of the Funds, has an investment advisory agreement (collectively the “Management Agreements”) with the Advisor. Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which a Fund may be a party and indemnification of the Trustees and Trust officers with respect thereto. The Funds will also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the 1940 Act (none are currently authorized). The Advisor also pays the salaries and fees of all of its officers and employees that serve as Trustees and Trust Officers. For its services and payment of certain Fund expenses as described below, the Advisor receives an annual investment management fee of 1.25%, 1.15% and 1.25% of the average daily net assets from Value, Select and Micro-Cap, respectively. The Advisor’s investment management fee is accrued daily and is typically paid monthly. Prior to May 1, 2025, the Advisor received investment management fees of Value and Select was 1.50% of each Fund's average daily net assets. As a result of the above calculations, for the six month period ended June 30, 2025, the Advisor earned management fees (before the waivers described below) totaling $318,356, $822,499 and $912,497 for Value, Select and Micro-Cap, respectively. At June 30, 2025, $44,159, $104,852 and $136,501 was due to the Advisor from Value, Select and Micro-Cap, respectively. Prior to May 1, 2025, the Advisor has contractually agreed to waive management fees and/or reimburse Select to the extent necessary to maintain total annual operating expenses of Select (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.15% of daily net assets. The Advisor waived $142,303 for the six month period ended June 30, 2025, for Select, pursuant to its contractual agreement. There is no recapture provision to this waiver.

5.) RELATED PARTY TRANSACTIONS
Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were each paid $4,000, for a total of $16,000, in Trustees fees for the six month period ended June 30, 2025, for the Trust. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the six month period ended June 30, 2025, purchases and sales of investment securities other than U.S. government obligations and short-term investments were as follows:

	Value	Select	Micro-Cap
Purchases	$6,602,277	$12,889,777	$49,745,903
Sales	$10,832,381	$11,112,231	$64,756,932

There were no purchases or sales of U.S. Government obligations.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the 1940 Act. At June 30, 2025, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, for the benefit of its customers, held, in aggregate, 25.03% of Value, and therefore also may be deemed to control Value. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 39.33%, of Select, and therefore may be deemed to control Select. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 73.69% of Micro-Cap, and therefore may be deemed to control Micro-Cap.

8.) TAX MATTERS
For federal income tax purposes, at June 30, 2025, the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value	Select	Micro-Cap
Cost of Investments	$ 20,692,521	$ 68,901,727	$ 98,990,350

Gross Unrealized Appreciation	$ 24,825,505	$ 52,406,563	$ 48,398,392
Gross Unrealized Depreciation	(1,338,477)	(6,992,057)	(11,172,233)
Net Unrealized Appreciation
(Depreciation) on Investments	$ 23,487,028	$ 45,414,506	$ 37,226,159

The tax character of distributions paid during the six month period ended June 30, 2025, and the fiscal year ended December 31, 2024 were as follows:

	Six Months Ended		Fiscal Year Ended
	June 30, 2025		December 31, 2024
Value
Ordinary Income	$ -		$ -
Long-term Capital Gain	-		6,037,857
	$ -		$ 6,037,857

Select
Ordinary Income	$ -		$ 23,415
Long-term Capital Gain	-		-
	$ -		$ 23,415

Micro-Cap
Ordinary Income	$ -		$ -
Long-term Capital Gain	-		10,148,863
	$ -		$ 10,148,863

9.) SECTOR CONCENTRATION RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2025, Value had 28.6% and 27.5% of its total investments held invested in stocks within the Information Technology sector and  Health Care sector; Select had had 31.5% and 27.2% of its total investments held invested in stocks within the Industrials sector and  Health Care sector, respectively; and Micro-Cap had 35.3% and 35.0% of its total investments held invested in stocks within the Health Care sector and Information Technology sector, respectively.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

On February 12, 2025, the Board of Trustees (the “Board” or the “Trustees”) considered the continuance of the management agreements between the Trust and the Advisor, on behalf of the Paradigm Value Fund, Paradigm Select Fund, and Paradigm Micro-Cap Fund (the “Agreements” or “Management Agreements”). Legal counsel reviewed the memorandum provided by Thompson Hine LLP outlining the duties of mutual fund trustees with respect to the renewal of investment advisory contracts, and she explained that, in consideration of the continuance of the management agreements, the Board should review information reasonably necessary to evaluate the terms of the Agreements and determine whether each was fair to each Fund and its shareholders. She also explained that the Advisor provided information to the Trustees for evaluation of the continuance of the Agreements.

In renewing the Agreements, the Board received materials from the Advisor (the “Report”) addressing the following factors: (i) the investment performance of the Funds and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of shareholders.

As to the performance of the Funds, the Report included information regarding the performance of each Fund compared to a group of funds of similar size, style and objective (the “Peer Group”) through various periods ended December 31, 2024. The Report also included comparative performance information for comparable major indexes, each Fund’s Morningstar category average, and other accounts managed by the Advisor.

The Trustees discussed each Fund’s performance in relation to the applicable Fund’s Peer Group average, the Morningstar category average and the comparative index for certain periods for each Fund, as detailed in the Report. The Trustees discussed with representatives of the Advisor the factors underlying the performance of the Funds over various time periods. The Trustees noted that the Paradigm Value Fund’s and Paradigm Select Fund’s relative performance over the short-term was above that of their benchmark index. The Paradigm Micro-Cap Fund’s relative performance over the short-term was in-line with that of its benchmark index. The Trustees noted that each Fund outperformed its benchmark index over the long-term (five-year and ten-year period ended December 31, 2024). The Board agreed that the performance demonstrated the resilience of the Advisor’s investment process and its conviction over long-term periods. The Advisor noted that it continued to seek out quality companies with strong leadership teams; focus on discounted valuation among underappreciated and underfollowed names; and identify companies with strong free cash flow profiles that allowed the company to invest in future growth. The Trustees further noted the importance of the Advisor’s sector allocations and stock selection process. The Trustees noted the Advisor’s explanations for the recent performance of each Fund and concluded, after careful review of the investment process and further discussion with the portfolio managers, that each Fund’s performance was consistent with the Board’s performance expectations.

As to the nature, extent and quality of the services provided by the Advisor, the Trustees analyzed the Advisor’s experience and capabilities. They discussed the information provided regarding operational matters such as the Advisor’s research and investment personnel. They also discussed the portfolio managers’ backgrounds and investment management experience. The Board expressed its appreciation for its access to the senior personnel of the Advisor, the open and transparent dialogue with the Board, and the Advisor’s commitment to in depth research. They reviewed the Advisor’s financial information and discussed the firm’s ability to meet its obligations under the Agreements. The Board concluded that the nature and extent of the services provided by the Advisor were consistent with the Board’s expectations, and that the quality of services, particularly those provided by the portfolio managers, was more than satisfactory. The Trustees also concluded that the Advisor had the resources to continue to provide quality advisory services to the Funds.

As to the costs of the services provided, the Board reviewed the fees received by the Advisor under the Agreements compared to the applicable Peer Group and category average. The Trustees noted that each Fund paid a unitary management fee under which the Advisor provided advisory services and certain administrative and governance functions and paid Fund expenses. They reviewed the unitary management fee of 1.50% of average daily net assets for the Paradigm Value Fund and Paradigm Select Fund, and 1.25% of average daily net assets of the Paradigm Micro-Cap Fund. The Board noted that the Advisor had contractually agreed to waive management fees to the extent necessary to maintain total annual operating expenses of the Select Fund (excluding certain expenses) at 1.15% of its average daily net assets through April 30, 2025, thereby benefiting shareholders. As a result of the unitary fee structure, the Trustees discussed whether peer advisory fees or net expense ratios were more comparable to the unitary fee structure, and determined to focus primarily on the peer funds’ net expense ratios, while considering all relevant data. They discussed that in each case the Fund’s expense ratio was higher than its Morningstar category average expense ratio and higher than its Peer Group average expense ratio but within the range of its Peer Group. The Trustees noted that, while the fees may be higher, they appeared reasonable when compared to the benchmarks’ range of fees, and in light of the quality of advisory services delivered. The Board noted that while the Advisor did not manage any other accounts, Paradigm Capital Management, Inc., an affiliate of the Advisor, provided services to hedge funds, institutional accounts, and separately managed accounts for high net-worth clients, and the Board reviewed the fees charged to manage those accounts. After a discussion, the Trustees concluded that the management fees paid by each Fund were not unreasonable.

As for the profits realized by the Advisor, the Trustees reviewed an estimated profit and loss analysis prepared by the Advisor that disclosed the direct and indirect expenses paid by the Advisor on behalf of each Fund, expenses incurred by the Advisor managing the Funds, the total revenue derived by the Advisor from each Fund and the pre-tax operating margin of the Advisor with respect to each Fund for the calendar year ended December 31, 2024. The Trustees also reviewed a broad industry analysis of mutual fund profitability prepared by an independent third party, noting the operating margins realized by the Advisor were well within the range reported in the analysis. The Funds’ chief compliance officer confirmed to the Trustees that no Fund portfolio securities were traded through the Advisor’s affiliated broker-dealer and that all trades were made on the basis of best price and execution. The Trustees concluded that the Advisor was not excessively profitable from its relationship with any of the Funds.

As for economies of scale, the Trustees discussed and considered information regarding whether economies of scale had been realized with respect to the management of the Funds, whether the Funds had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered that the Funds’ shareholders experienced benefits from the fact that the Advisor was obligated to pay certain of the Funds’ operating expenses, which had the effect of limiting the overall fees paid by the Funds. The Board also noted that the Advisor had contractually agreed to waive management fees for the Select Fund, thereby benefiting shareholders. The Trustees agreed that, at current asset levels, further fee concessions were not justified and the unitary fee structure indirectly provided the benefits of economies of scale to shareholders despite the relatively small size of the Funds.

In considering the continuance of the Management Agreements between the Trust and the Advisor, the disinterested Trustees did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of each Fund’s surrounding circumstances. Additionally, as part of its deliberations, the Trustees also considered and relied upon the information about the Funds that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations. Next, the disinterested Trustees met in executive session with Fund counsel to discuss the continuation of the Agreements. The other meeting participants were excused during this discussion.

Upon the return of the other meeting participants, the Trustees conveyed their consensus, including the disinterested Trustees, that renewal of the Management Agreements was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/ Candace King Weir
Candace King Weir
President

Date: 8/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Candace King Weir
Candace King Weir
President (Principal Executive Officer)

Date: 8/28/2025

By: /s/ Peter J. McMillen
Peter J. McMillen
Chief Financial Officer (Principal Financial Officer)

Date: 8/28/2025